ARCHER INVESTMENT SERIES TRUST

ARCHER FOCUS FUND – Ticker Symbol – AFOCX

SUMMARY PROSPECTUS

December 30, 2021

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at www.thearcherfunds.com/forms.html. You can also get this information at no cost by calling 1-800-238-7701, or by sending an e-mail request to tpatton@thearcherfunds.com. The Fund’s prospectus and SAI, each dated December 30, 2021 (as each may be amended or supplemented), are incorporated herein by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

FUND SUMMARY

2

ARCHER FOCUS FUND

2

Investment Objective

2

Fees and Expenses of Investing in the Fund

2

Portfolio Turnover

3

Principal Investment Strategies of the Fund

3

Principal Risks of Investing in the Fund

3

Performance

5

Management of the Fund

6

Portfolio Managers

6

Purchase and Sale of Funds Shares

6

Tax Information

6

Payments to Broker-Dealers and Other Financial Intermediaries

7

FUND SUMMARY

ARCHER FOCUS FUND

Investment Objective

The Archer Focus Fund (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of Investing in the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of the amount redeemed within ninety (90) days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	NONE
Other Expenses	2.78%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses (1)	3.29%
Fee Waiver and/or expenses reimbursement (2)	(2.16)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.13%

1 Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses are not used to calculate the Fund’s net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus. The fees and expenses reflect estimated acquired fund fees and expenses that the Fund expects to bear in the current fiscal year.

2 The Advisor contractually has agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Acquired Funds Fees and Expenses), do not exceed 0.98% of the Fund’s average daily net assets.  Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses to 0.98% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Fund; provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. The contractual agreement is in place through December 31, 2023.  The Management Services Agreement may, on sixty (60) days’ written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management. The Management Services Agreement shall automatically terminate in the event of its assignment.  The Expense Limitation Agreement may only be terminated by the Board of Trustees on sixty (60) days’ written notice to Management or upon the termination of the Management Services Agreement between the Trust and Advisor.

Example:

This Example is intended to help you compare the cost of investing in the Archer Focus Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%

Archer Funds Summary Prospectus – Archer Focus Fund

return each year and that the Fund’s operating expenses (giving effect to the expense limitation only during the first three years) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$115	$593	$1,327	$3,276

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 120.30% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Archer Focus Fund is a “non-diversified” portfolio investing in equity securities, primarily in common stocks of domestic companies and ADRs of foreign companies, that are selected for their long-term growth potential. The Fund may invest in companies of any size. Under normal conditions, the Fund will normally hold a core position of 50 common stocks, although the number of securities held by the Fund may occasionally exceed this range. In selecting investments for the Fund, the investment adviser uses a “bottom-up” approach to stock selection. This approach to investing refers to a selection process in which the Fund’s investment adviser looks at companies one at a time to determine if a company has a potential for long-term price appreciation.   The Fund may sell securities of a company if the investment adviser determines that the current market price exceeds the value of the company, alternative investments present better potential for capital appreciation, or for other reasons. Although some of the Fund’s holdings may produce dividends, interest, or other income, current income is not a consideration when selecting the Fund’s investments. The Fund’s investment adviser employs a flexible investment style and seeks to take advantage of opportunities as they arise.

Principal Risks of Investing in the Fund

Your investment in the Fund is not guaranteed by any agency or program of the U.S. government or by any other person or entity, and you could lose money investing in the Fund. You should consider your own investment goals, time horizon and risk tolerance before investing in the Fund. The principal risks associated with an investment in the Fund include the following:

Equity Risks. Stock markets can be volatile. In other words, the prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the Fund’s investments will under-perform either the securities markets generally or particular segments of the securities markets.

Market Risk. Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value (“NAV”) of the Fund will fluctuate.

Archer Funds Summary Prospectus – Archer Focus Fund

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Non-Diversification Risk. The Fund is classified as a “non-diversified” portfolio which means it may hold fewer securities than a diversified fund because it may invest a greater percentage of its assets in a smaller number of securities.

Small Capitalization Risk. The Fund’s investments may be in companies that have small or medium market capitalizations and may involve greater risks than are customarily associated with larger, more established companies. These companies tend to be less liquid and have greater price volatility.

Foreign Investment Risk. The Fund may invest without limitation in companies that trade on U.S. exchanges as American Depositary Receipts or on foreign exchanges. Investments in foreign securities are subject to risks of possible adverse political and economic developments abroad. Foreign securities markets may also be less liquid and more volatile than U.S. markets.

Emerging Markets Risk. Countries with emerging markets may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and inefficient securities markets

Key Personnel Risk. If one or more key individuals become unavailable to the investment adviser, including the Fund’s portfolio manager, who is important to the management of the Fund’s assets, the Fund could suffer material adverse effects, including substantial share redemptions that could require the Fund to sell portfolio securities at times when markets are not favorable.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data (including private shareholder information), or proprietary information, or cause the fund, the manager, any subadviser and/or its service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Market Turbulence Resulting from COVID-19.  The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States.  Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted.  Liquidity for many instruments has been greatly reduced for periods of time.  Some interest rates are very low and in some cases yields are negative.  Some sectors of the economy and individual issuers have experienced particularly large losses.  These circumstances may continue for an extended period of time and may continue to affect adversely the value and/or liquidity of the Fund’s investments.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support national economies and the financial markets.  These actions have resulted in significant expansion of public debt, including in the U.S.  The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time.  The

Archer Funds Summary Prospectus – Archer Focus Fund

consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

Performance

The following bar chart and tables below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years with those of a broad-based market index and a performance average of similar mutual funds.

Remember the Fund’s past performance, before and after taxes, when such is provided is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available by calling the Fund toll-free at 1-800-238-7701.

Archer Focus Fund

Calendar Year returns as of December 31, 2020

The calendar year-to-date return for the Fund as of September 30, 2021, was 9.92%.  During the period shown, the highest return for a quarter was 16.70% (quarter ended June 30, 2020); and the lowest return was -21.89%% (quarter ended March 31, 2020).

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended December 31, 2020)

The Focus Fund	1 Year	Since Inception (12/30/2019)

Archer Funds Summary Prospectus – Archer Focus Fund

Return Before Taxes	10.11%	10.44%
Return After Taxes on Distributions¹	9.79%	10.12%
Return After Taxes on Distributions and Sale of Fund Shares¹	5.95%	7.78%
Dow Jones Industrial Average (reflects no deductions for fees, expenses, or taxes)[2]	9.72%	9.96%

¹ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes or the lower rate on long-term capital gains when shares are held for more than 12 months. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2 The Dow Jones Industrial Average Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials. The 30 stocks are chosen by the editors of the Wall Street Journal (which is published by Dow Jones & Company), a practice that dates back to the beginning of the nineteenth century. The Dow is computed using a price-weighted indexing system, rather than the more common market cap-weighted indexing system.

Management of the Fund

Archer Investment Corporation serves as the Investment Advisor of the Fund.

Portfolio Managers

Investment Professional Fund Title (if applicable)	Experience with this Fund	Primary Title with Investment Advisor
Troy C. Patton, CPA/ABV	Since the Fund’s inception in 2019	President
Steven Demas	Since the Fund’s inception in 2019	Senior Vice President
John Rosebrough, CFA	Since the Fund’s inception in 2019	Senior Vice President

Purchase and Sale of Funds Shares

You may purchase or sell shares of the Funds on any day the Funds are open for business by contacting your financial intermediary or other financial institution, or by contacting the Funds by telephone or by mail as set forth in the table below or by wire transfer. The minimum initial investment in a Fund is $2,500 ($250 for automatic investment plan participants) and minimum subsequent investments are $100.

By Mail (or Overnight):	By Wire: 1-800-494-2755
Archer Focus Fund c/o Mutual Shareholder Services, LLC 8000 Town Center Drive, Suite 400 Broadview Heights, OH 44148

Tax Information

The Fund intends to make distributions to its shareholders on an annual basis to the extent that it has income or gains to distribute. Distributions may be taxed to shareholders as ordinary income or capital gains unless you are investing through a tax-deferred arrangement, such as 401(k) plans or an individual retirement account. Such tax-deferred arrangements are taxed later upon withdrawal of monies from those arrangements.

Archer Funds Summary Prospectus – Archer Focus Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary from the Fund’s assets, or the investment adviser and/or the Fund’s distributor may pay the intermediary out of their own funds and not as an expense of the Fund, for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the Fund over another investment. Consult with your financial intermediary or visit their website for more information.

For important information about the purchase and sale of fund shares, tax information and financial intermediary compensation, please refer to “Shareholder Information” found on page 81 of this Prospectus.

Archer Funds Summary Prospectus – Archer Focus Fund

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